COMMITMENTS AND CONTINGENCIES (Detail) - Schedule of Future Minimum Lease Payments (USD $)	Jun. 30, 2012
Future Minimum Payments, Total [Member]
Office leases	$ 206,721
Year 2012 [Member]
Office leases	33,636
Year 2013 [Member]
Office leases	68,206
Year 2014 [Member]
Office leases	69,608
Thereafter [Member]
Office leases	$ 35,271